Derivatives - Nominal amounts and fair values of trading and hedging derivatives	12 Months Ended
Dec. 31, 2017
Derivatives - Nominal amounts and fair values of trading and hedging derivatives
Derivatives - Nominal amounts and fair values of trading and hedging derivatives

32. Derivatives - Nominal amounts and fair values of trading and hedging derivatives

The breakdown of the fair value and nominal amount of trading derivative assets as of December 31, 2016 and 2017 is as follows:

	12/31/2016		12/31/2017
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	577	50	6,263	—
Interest Rate Futures	5,664	6	1,505	—
Market Index Futures	481	10	—	—

Forwards:
Foreign Currency Forwards	129,707	6,636	117,917	5,188
Foreign Exchange Spot	30,210	47	54,653	112
Equity Forwards	601	3	7,744	93

Options:
Foreign Currency Options	15,824	383	104,023	2,072
Interest Rate Options	142,801	1,698	125,931	1,339
Market Index Options	10,791	874	7,644	579
Equity Options	44	1	93	3

Swaps:
IRS	1,895,718	62,885	2,663,538	57,556
Equity Swap	—	—	1,674	267
CCS	541,363	127,314	464,667	98,052
Total Trading	2,773,781	199,907	3,555,652	165,261

As of December 31, 2016 and 2017, 199,836 million pesos and 165,246 million pesos (assets) are OTC derivatives of the total amount of the trading derivative assets, respectively.

The breakdown of the fair value and nominal amount of hedging derivative assets as of December 31, 2016 and 2017 is as follows:

	12/31/2016		12/31/2017
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	1,000	2	4,000	91
CCS	32,733	14,908	31,215	12,577
Foreign Currency Forwards	—	—	22,061	2,389

Fair value hedge:
IRS	3,357	66	2,138	59
CCS	658	27	—	—
Total Hedging	37,748	15,003	59,414	15,116
Total Derivatives Assets	2,811,529	214,910	3,615,066	180,377

The breakdown of the fair value and nominal amount of trading derivative liabilities as of December 31, 2016 and 2017 is as follows:

	12/31/2016		12/31/2017
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	1,031	—	—	—
Interest Rate Futures	47,560	28	3,500	—
Market Index Futures	85	—	190	—

Forwards:
Foreign Currency Forwards	131,512	6,083	113,417	5,022
Foreign Exchange Spot	67,484	107	35,776	71
Interest Rate Forwards	—	—	—	—
Market Index Forwards	107	4	7,742	90

Options:
Foreign Currency Options	16,782	574	123,537	2,655
Interest Rate Options	140,299	1,904	117,167	1,197
Market Index Options	16,609	504	3,297	323
Equity Options	72	2	93	3

Swaps:
IRS	1,866,944	63,787	2,682,892	59,830
Equity Swap	—	—	—	26
CCS	403,720	132,697	431,644	102,065
Total Trading	2,692,205	205,690	3,519,255	171,282

As of December 31, 2016 and 2017, 205,495 million pesos and 171,222 million pesos (liabilities), respectively are OTC derivatives of the total amount of the trading portfolio.

The breakdown of the fair value and nominal amount of hedging derivative liabilities as of December 31, 2016 and 2017 is as follows:

	12/31/2016		12/31/2017
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	1,050	20	700	—
CCS	13,680	4,222	10,717	3,799
Foreign Currency Forwards	24,433	6,318	31,762	720

Fair value hedge:
IRS	1,124	97	1	—
CCS	15,836	3,630	24,680	6,572
Total Hedging	56,123	14,287	67,860	11,091
Total Derivatives Liabilities	2,748,328	219,977	3,587,115	182,373

As of December 31, 2016 and 2017, the collateral provided to engage in derivative transactions in organized markets is as follows:

		12/31/2016	12/31/2017

Collateral provided:
Of which:
Mercado Mexicano de Derivados, S.A. de C.V. (MexDer)	Cash	2,771	2,216
Chicago Mercantile Exchange	Cash	334	350
Foreign financial institutions	Cash	77	—

		3,182	2,566

Deposits of collateral back up positions operated on the MexDer such as interest rate futures, futures based on the IPC, USD futures, listed option futures and positions operated on the Chicago Mercantile Exchange such as Standard & Poor’s futures, US Treasury Notes futures and equity options.

The guarantees and/or collateral delivered for the OTC derivative transactions as of December 31, 2016 and 2017 are as follows:

		12/31/2016	12/31/2017

Loans and receivables – Loans and advances to credit institutions:
Of which (Note 8):
Mexican financial institutions	Cash	19,391	15,916
Foreign financial institutions	Cash	32,023	18,626
		51,414	34,542
Financial assets held for trading – Debt instruments:
Of which (Note 9):
Mexican financial institutions	Bonds	2,670	2,822
Foreign financial institutions	Bonds	—	142
		2,670	2,964

The guarantees and/or collateral received for the OTC derivative transactions as of December 31, 2016 and 2017 are as follows:

		12/31/2016	12/31/2017

Deposits from credit institutions and Customer deposits:
Of which (Notes 19 and 20):
Mexican financial institutions	Cash	10,106	8,425
Foreign financial institutions	Cash	37,592	36,350
Other	Cash	123	249
		47,821	45,024

		12/31/2016	12/31/2017

Memorandum accounts:
Of which (Note 31):
Mexican financial institutions	Bonds	5,215	3,783
		5,215	3,783

Upon executing transactions with OTC derivatives, the Bank agrees to deliver and/or receive collateral to cover any exposure to market risk and the credit risk of such transactions. Such collateral is contractually agreed to with each of the counterparties.

Currently, debt securities, mainly government bonds, are posted as collateral for transactions with domestic financial entities. Cash deposits are used for transactions with foreign financial entities and institutional customers.

The nominal and/or contractual amounts of the derivative contracts traded by the Bank do not reflect the actual risk assumed by the Bank since the net position in these financial instruments is the result of offsetting and/or combining them. The net position is used by the Bank to hedge interest rates, underlying asset prices or foreign currency risk and to assume directional exposure to risk factors limited by the Bank’s risk appetite. The results of these financial instruments are recognized in Gains/(losses) on financial assets and liabilities (net) in the consolidated income statement. If their purpose is to hedge other exposures, they increase or offset, as appropriate, the gains or losses on the hedged investments (see Note 13).

The Bank manages the credit risk exposure of these contracts through setting credit lines, establishing netting arrangements with its main counterparties and by receiving assets as collateral (see Note 2.f).

The cumulative credit risk exposure is measured in terms of Equivalent Credit Risk (hereinafter, ECR). ECR is composed of the current exposure of the contract (at fair value in the case of derivatives) and the Potential Future Exposure (hereinafter, PFE) which is defined as the maximum expected credit risk exposure over a specified period of time calculated at a 97.5% level of confidence and which expresses its potential future exposure. This metric is used internally for management purposes.

ECR by Profiles Methodology introduces the concept of Exposure Profile per deal, where risk exposure may vary depending on the time-band considered. There is not a unique exposure figure per deal. However, many exposures figure as time-bands are affected and each time-band exposure equals the maximum exposure within the time-band.

Deal risk aggregation per counterparty and per time-band requires aggregation of a Potential Future Exposure for each of the time-bands and considering the netting agreement for the Current Exposure and also, if applicable, collateral mitigation; so, there is an aggregated net exposure per counterparty as time-bands are impacted.

For derivatives, where ECR is equal to the Current Exposure plus the nominal amount multiplied by the Risk Factor (PFE), the Profiles Methodology implies that PFE figure is not unique but is calculated for each of the time-bands.

The Counterparty Credit Risk Area compares, on a monthly basis, the nominal amounts used to calculate the PFE against the nominal amounts recognized in the accounting records and also compares the Current Exposure amounts used for the Current Exposure of the ECR against the Current Exposure amounts also recognized in the accounting books.

As of December 31, 2016 and 2017, the cumulative net credit risk exposure of the Bank was 370,463 million pesos and 385,059 million pesos, respectively. The net credit risk exposure comprises the total counterparty credit risk and issuer risk (which includes derivatives, repurchase agreements and debt securities), less any received assets as collateral for mitigating these risks.